Supplement to the
Fidelity's Connecticut Municipal Funds
January 29, 2020
Prospectus

The following information supplements the information for Fidelity® Connecticut Municipal Income Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Michael Maka (co-manager) has managed the fund since March 2020.

It is expected that Mr. Ramundo will retire effective on or about June 30, 2020. At that time, he will no longer serve as a co-manager for the fund.

The following information replaces similar information for Fidelity® Connecticut Municipal Money Market Fund found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.35%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.14%
Total annual operating expenses(a)	0.49%

(a)  In order to avoid a negative yield, FMR may reimburse expenses or waive fees of Fidelity® Connecticut Municipal Money Market Fund. Any such waivers or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Fidelity® Connecticut Municipal Money Market Fund will be able to avoid a negative yield.

The following information replaces similar information found in the “Fund Basics” section under the “Principal Investment Risks” heading.

Many factors affect each fund's performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund’s performance. Because each fund concentrates its investments in Connecticut, the fund's performance is expected to be closely tied to economic and political conditions within that state and to be more volatile than the performance of a more geographically diversified fund.

A money market fund's yield will change daily based on changes in interest rates and other market conditions. Although a money market fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of a fund's investments could cause the fund's share price to decrease.

The following biographical information supplements the information for Fidelity® Connecticut Municipal Income Fund found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Michael Maka is co-manager of Fidelity® Connecticut Municipal Income Fund, which he has managed since March 2020. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Maka has worked as the head of municipal trading and a portfolio manager.

It is expected that Mr. Ramundo will retire effective on or about June 30, 2020. At that time, he will no longer serve as a co-manager for the fund.

CTF-CTM-20-02 1.475744.140	May 6, 2020

Supplement to the
Fidelity's New Jersey Municipal Funds
January 29, 2020
Prospectus

The following information replaces similar information for Fidelity® New Jersey AMT Tax-Free Money Market Fund found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.20%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.10%
Total annual operating expenses(a)	0.30%

(a)  In order to avoid a negative yield, FMR may reimburse expenses or waive fees of Fidelity® New Jersey AMT Tax-Free Money Market Fund. Any such waivers or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Fidelity® New Jersey AMT Tax-Free Money Market Fund will be able to avoid a negative yield.

The following information supplements the information for Fidelity® New Jersey Municipal Income Fund found in the “Fund Summary” section under the“Portfolio Manager(s)” heading.

Michael Maka (co-manager) has managed the fund since March 2020.

It is expected that Mr. Ramundo will retire effective on or about June 30, 2020. At that time, he will no longer serve as a co-manager for the fund.

The following information replaces similar information for Fidelity® New Jersey Municipal Money Market Fund found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.35%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.16%
Total annual operating expenses(a)	0.51%

(a)  In order to avoid a negative yield, FMR may reimburse expenses or waive fees of Fidelity® New Jersey Municipal Money Market Fund. Any such waivers or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Fidelity® New Jersey Municipal Money Market Fund will be able to avoid a negative yield.

The following information replaces similar information found in the “Fund Basics” section under the “Principal Investment Risks” heading.

Many factors affect each fund's performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund’s performance. Because each fund concentrates its investments in New Jersey, the fund's performance is expected to be closely tied to economic and political conditions within that state and to be more volatile than the performance of a more geographically diversified fund.

A money market fund's yield will change daily based on changes in interest rates and other market conditions. Although a money market fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of a fund's investments could cause the fund's share price to decrease.

The following biographical information supplements the information for Fidelity® New Jersey Municipal Income Fund found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Michael Maka is co-manager of Fidelity® New Jersey Municipal Income Fund, which he has managed since March 2020. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Maka has worked as the head of municipal trading and a portfolio manager.

It is expected that Mr. Ramundo will retire effective on or about June 30, 2020. At that time, he will no longer serve as a co-manager for the fund.

NJN-20-02 1.475763.145	May 6, 2020